Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Simplify Exchange Traded Funds
Entity Central Index Key	0001810747
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000233894
Shareholder Report [Line Items]
Fund Name	Simplify Aggregate Bond ETF
Class Name	Simplify Aggregate Bond ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Aggregate Bond ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Aggregate Bond ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 6.14%, compared with 3.79% for its benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Index"), outperforming by 2.35%.

Interest rates were volatile during the period, moving higher once the Iran conflict started as rising oil prices increased inflation concerns. This created a challenging environment for bonds and the Fund, particularly during the second half of the period. Despite these challenges, the Fund outperformed, with additional returns generated by its option-selling strategy. The strategy continues to diversify exposure by laddering option strikes and expirations while actively managing risk. Following the onset of the Iran conflict, the portfolio management team reduced risk and widened option strikes to help preserve capital and limit volatility relative to the Index.

Looking ahead, we believe the Federal Reserve will maintain a measured approach to policy, with long-term Treasury rates likely to remain volatile but range-bound. The Fund's option-selling strategy is designed to potentially benefit from this environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Aggregate Bond ETF - NAV	Bloomberg U.S. Aggregate Bond Index
2/14/22	$10,000	$10,000
6/30/22	$9,511	$9,335
12/31/22	$9,124	$9,058
6/30/23	$9,558	$9,248
12/31/23	$9,897	$9,559
6/30/24	$9,795	$9,491
12/31/24	$10,057	$9,678
6/30/25	$10,401	$10,068
12/31/25	$10,957	$10,385
6/30/26	$11,040	$10,449

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 2/14/2022
Simplify Aggregate Bond ETF - NAV	6.14%	2.29%
Bloomberg U.S. Aggregate Bond Index	3.79%	1.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 526,595,932
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 919,557
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$526,595,932
Total number of portfolio holdings	3
Total advisory fee paid	$919,557
Portfolio turnover rate	31%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	94.8%
U.S. Government Obligations	4.7%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
C000259296
Shareholder Report [Line Items]
Fund Name	Simplify Barrier Income ETF
Class Name	Simplify Barrier Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Barrier Income ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Barrier Income ETF	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 11.00%, compared with 3.79% for its benchmark, the Bloomberg U.S. Aggregate Bond Index, outperforming by 7.21%.

The strategy’s income generation continued to be driven by a combination of Treasury yields and premium capture from writing barrier options. The portfolio also benefited from its auto-call feature amid rising equity markets. Relative performance remained consistent with expectations, supporting the strategy’s income-oriented objective.

Looking ahead, we believe the Fund is well positioned for investors seeking higher income than traditional fixed income with potentially lower risk than equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Barrier Income ETF- NAV	Bloomberg U.S. Aggregate Bond Index	S&P 500 TR Index
4/14/25	$10,000	$10,000	$10,000
6/30/25	$10,652	$10,230	$11,511
9/30/25	$11,008	$10,437	$12,446
12/31/25	$11,345	$10,552	$12,777
3/31/26	$11,009	$10,547	$12,223
6/30/26	$11,823	$10,617	$14,081

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 4/14/2025
Simplify Barrier Income ETF - NAV	11.00%	14.83%
Bloomberg U.S. Aggregate Bond Index	3.79%	5.07%
S&P 500 TR Index	22.32%	32.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 393,340,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,415,194
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$393,340,000
Total number of portfolio holdings	8
Total advisory fee paid	$1,415,194
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	82.8%
U.S. Treasury Bills	19.0%
Money Market Funds	0.2%
Purchased Options	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(2.0)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus which we expect to be available November 1, 2026 at www.simplify.us/resources or upon request at 1 (855) 772-8488.

Effective November 14, 2025, Siddharth Sethi no longer serves as a portfolio manager of the Fund and Emilio Freire, and Christopher Chua began to serve portfolio managers of the Fund.

C000254610
Shareholder Report [Line Items]
Fund Name	Simplify Bond Bull ETF
Class Name	Simplify Bond Bull ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Bond Bull ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Bond Bull ETF	$47	0.50%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned -14.96%, compared with 0.38% for the ICE BofA Long U.S. Treasury Principal STRIPS Index, underperforming by 15.34%.

The primary reason for the underperformance was the Fund's position in long-term expiry (five- to seven-year) over-the-counter (OTC) receiver swaptions, which function similarly to long-term call options on the 10-year rate. These positions underperformed as forward interest rates increased and implied volatility declined.

Looking ahead, decreases in forward rates and implied volatility would potentially benefit performance, while increases in either would create a headwind. The future path of interest rates and volatility remains difficult to predict.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Bond Bull ETF- NAV	Bloomberg U.S. Aggregate Bond Index	ICE BofA Long US Treasury Principal STRIPS Index (USD) TR
12/9/24	$10,000	$10,000	$10,000
12/31/24	$8,685	$9,817	$8,989
3/31/25	$8,812	$10,090	$9,398
6/30/25	$8,257	$10,211	$8,883
9/30/25	$7,341	$10,419	$9,122
12/31/25	$6,511	$10,533	$8,816
3/31/26	$7,201	$10,528	$8,818
6/30/26	$7,022	$10,598	$8,917

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 12/9/2024
Simplify Bond Bull ETF - NAV	-14.96%	-20.32%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.81%
ICE BofA Long US Treasury Principal STRIPS Index (USD) TR	0.38%	-7.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 55,738,530
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 467,396
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$55,738,530
Total number of portfolio holdings	12
Total advisory fee paid	$467,396
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	126.5%
Money Market Funds	0.1%
Purchased Swaptions	(26.6)%
Liabilities in Excess of Other Assets	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus which we expect to be available November 1, 2026 at www.simplify.us/resources or upon request at 1 (855) 772-8488.

Effective November 14, 2025, Harley Bassman no longer serves as a portfolio manager of the Fund.

C000255354
Shareholder Report [Line Items]
Fund Name	Simplify China A Shares PLUS Income ETF
Class Name	Simplify China A Shares PLUS Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify China A Shares PLUS Income ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify China A Shares PLUS Income ETF	$109	0.88%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 46.76%, compared with 36.69% for the CSI 300 Net Total Return Index, outperforming by 10.07%.

The Fund’s outperformance primarily reflected its allocation to lower market-capitalization Chinese stock indices, particularly the CSI 500. Favorable funding rates within the total return swaps used to access the CSI indices also contributed.

Looking ahead, China’s economic growth should remain supportive of equity markets. We believe Chinese A-shares may benefit from long-term trends, including increased investment in artificial intelligence and technology. While valuations have risen, they remain reasonable relative to historical levels.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify China A Shares PLUS Income ETF- NAV	MSCI China Net Total Return USD Index	CSI 300 Net Total Return Index USD - 011325
1/13/25	$10,000	$10,000	$10,002
3/31/25	$10,244	$12,342	$10,578
6/30/25	$12,186	$12,589	$10,947
9/30/25	$14,419	$15,196	$13,097
12/31/25	$14,962	$14,074	$13,371
3/31/26	$14,805	$12,817	$13,027
6/30/26	$17,884	$11,967	$14,940

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 1/13/2025
Simplify China A Shares PLUS Income ETF - NAV	46.76%	48.90%
MSCI China Net Total Return USD Index	-4.94%	13.09%
CSI 300 Net Total Return Index USD - 011325	36.69%	31.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 13,664,799
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 103,192
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$13,664,799
Total number of portfolio holdings	14
Total advisory fee paid	$103,192
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	54.1%
U.S. Exchange-Traded Funds	41.5%
Purchased Options	0.6%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	3.7%
Total	100.0%

Material Fund Change [Text Block]
C000254609
Shareholder Report [Line Items]
Fund Name	Simplify Currency Strategy ETF
Class Name	Simplify Currency Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Currency Strategy ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Currency Strategy ETF	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 24.09%, compared with 10.76% for its benchmark, the Bloomberg FX Carry Index, outperforming by 13.33%.

The Fund’s allocation between emerging markets and G10 currencies, which are the most widely traded currencies of developed countries, contributed to performance, particularly its preference for G10 currencies during periods of heightened volatility. More specifically, short positions in the Korean won and long positions in the Brazilian real and Colombian peso contributed positively, as did dynamic positioning in the Swedish krona and Norwegian krone. The Euro detracted from performance.

Looking ahead, performance will depend in part on developments in the Middle East. Renewed tensions could increase emerging market currency volatility and reduce the attractiveness of higher-yielding emerging market currencies. Conversely, progress toward a cessation of hostilities could create a more favorable environment for carry strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Currency Strategy ETF- NAV	MSCI World Index (Net)	Bloomberg FX Carry Index - 020325
2/3/25	$10,000	$10,000	$10,000
3/31/25	$10,819	$9,586	$10,118
6/30/25	$10,616	$10,685	$9,889
9/30/25	$11,454	$11,462	$10,151
12/31/25	$11,450	$11,820	$10,432
3/31/26	$12,711	$11,397	$10,744
6/30/26	$13,173	$12,965	$10,954

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 2/3/2025
Simplify Currency Strategy ETF - NAV	24.09%	21.71%
MSCI World Index (Net)	21.34%	20.34%
Bloomberg FX Carry Index - 020325	10.76%	6.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 365,187,672
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 706,941
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$365,187,672
Total number of portfolio holdings	7
Total advisory fee paid	$706,941
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	71.1%
U.S. Treasury Bills	24.3%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	4.5%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at https://www.simplify.us/resources or upon request at (855) 772-8488.

Effective November 1, 2025, the Fund updated its investment objective from "seeks capital gains" to "seeks long term capital appreciation."

C000238456
Shareholder Report [Line Items]
Fund Name	Simplify Enhanced Income ETF
Class Name	Simplify Enhanced Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Enhanced Income ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Enhanced Income ETF	$49	0.50%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned -4.06%, compared with 3.84% for the ICE BofA U.S. 3-Month Treasury Bill Index, underperforming by 7.90%.

The primary driver of performance was the challenging environment for the Fund’s core income-generating strategy. Several periods of elevated equity market volatility, along with the broader market drawdown in March 2026 amid heightened macroeconomic and geopolitical uncertainty, negatively impacted the Fund’s options overlay.

Looking ahead, the Fund has transitioned to a longer-dated income-generating overlay, which we believe will potentially reduce the impact of short-term market volatility. This positioning is designed to enhance income stability while maintaining the Fund’s risk management objectives.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Enhanced Income ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Capital U.S. Corporate High Yield Index	ICE BofA 3 Month US Treasury Bill Index
10/27/22	$10,000	$10,000	$10,000	$10,000
12/31/22	$10,073	$10,253	$10,161	$10,070
6/30/23	$10,507	$10,468	$10,708	$10,297
12/31/23	$10,830	$10,820	$11,528	$10,575
6/30/24	$11,191	$10,743	$11,825	$10,853
12/31/24	$11,022	$10,956	$12,472	$11,130
6/30/25	$11,969	$11,396	$13,042	$11,361
12/31/25	$11,500	$11,755	$13,547	$11,595
6/30/26	$11,483	$11,828	$13,813	$11,797

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 10/27/2022
Simplify Enhanced Income ETF - NAV	-4.06%	3.83%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.68%
Capital U.S. Corporate High Yield Index	5.91%	9.19%
ICE BofA 3 Month US Treasury Bill Index	3.84%	4.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 70,967,822
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 697,927
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$70,967,822
Total number of portfolio holdings	13
Total advisory fee paid	$697,927
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	89.5%
U.S. Treasury Bills	9.2%
Purchased Options	0.6%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

Material Fund Change [Text Block]
C000262018
Shareholder Report [Line Items]
Fund Name	Simplify Government Money Market ETF
Class Name	Simplify Government Money Market ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Government Money Market ETF (the "Fund") for the period of July 14, 2025 (commencement of operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Government Money Market ETF	$15Footnote Reference(1)	0.15%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period July 14, 2025 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Expenses Paid, Amount	$ 15	[1]
Expense Ratio, Percent	0.15%	[2]
Expenses Short Period Footnote [Text Block]	Based on the period July 14, 2025 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Since its inception on July 14, 2025, the Fund returned 3.70%, compared with 3.73% for its benchmark, the ICE U.S. 1-Month Treasury Bill Index, underperforming by 0.03%.

The Fund's broader investment universe, including U.S. Treasury Bills, Notes, FRNs, Agency Discount Notes, Bullets, Floaters, and repurchase agreements backed by government obligations, provides additional opportunities to enhance yield. Holdings are selected to maximize spreads to T-Bills or identify the most attractive available short-term investment. During the period, the Federal Reserve reduced the federal funds rate by 75 basis points (or 0.75 percentage points), lowering short-term yields, while reserve management purchases compressed spreads.

Looking ahead, we believe the Fund remains well positioned to provide current income and liquidity while pursuing stability of principal as investors continue to seek attractive yields in high-quality short-term securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Government Money Market ETF- NAV	ICE US 1-Month Treasury Bill Index (USD) TR
7/14/25	$10,000	$10,000
9/30/25	$10,090	$10,090
12/31/25	$10,191	$10,192
3/31/26	$10,279	$10,281
6/30/26	$10,369	$10,373

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since inception 7/14/2025
Simplify Government Money Market ETF - NAV	3.70%
ICE US 1-Month Treasury Bill Index (USD) TR	3.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,037,458,196
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 5,830,087
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$5,037,458,196
Total number of portfolio holdings	160
Total advisory fee paid	$5,830,087
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Government Agency Mortgage Backed Securities	59.3%
Repurchase Agreements	16.0%
U.S. Treasury Bills	13.4%
U.S. Government Obligations	10.9%
Other Assets in Excess of Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
C000230898
Shareholder Report [Line Items]
Fund Name	Simplify Health Care ETF
Class Name	Simplify Health Care ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Health Care ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Health Care ETF	$58	0.50%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 31.50%, compared with 22.06% for the MSCI USA IMI Health Care Index, outperforming by 9.44%.

The Fund's outperformance reflected bottom-up analysis, tactical trading, and strategic positioning across health care subsectors. During FY2026, stock selection was the largest contributor, as the Fund avoided major drawdowns and identified opportunities across subsectors.

Looking ahead, the Fund will continue applying rigorous bottom-up fundamental analysis, incorporating industry research, channel checks, and a broad investment framework to identify high-conviction opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Health Care ETF - NAV	S&P 500 TR Index	MSCI USA IMI/Health Care Net (USD) Index
10/7/21	$10,000	$10,000	$10,000
12/31/21	$11,178	$10,866	$10,774
6/30/22	$9,863	$8,697	$9,563
12/31/22	$10,701	$8,898	$10,151
6/30/23	$10,731	$10,401	$10,076
12/31/23	$11,102	$11,237	$10,364
6/30/24	$12,752	$12,955	$11,060
12/31/24	$12,087	$14,048	$10,596
6/30/25	$12,262	$14,919	$10,434
12/31/25	$14,997	$16,560	$12,176
6/30/26	$16,125	$18,250	$12,736

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 10/7/2021
Simplify Health Care ETF - NAV	31.50%	10.63%
S&P 500 TR Index	22.32%	13.57%
MSCI USA IMI/Health Care Net (USD) Index	22.06%	5.25%

Performance Inception Date	Oct. 07, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 358,613,531
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,195,209
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$358,613,531
Total number of portfolio holdings	54
Total advisory fee paid	$1,195,209
Portfolio turnover rate	171%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
Common Stocks	96.4%
Money Market Funds	0.4%
Other Assets in Excess of Liabilities	3.2%
Total	100.0%

Material Fund Change [Text Block]
C000231201
Shareholder Report [Line Items]
Fund Name	Simplify Hedged Equity ETF
Class Name	Simplify Hedged Equity ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Hedged Equity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Hedged Equity ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 12.64%, compared with 14.62% for the Bloomberg U.S. EQ:FI 60:40 Index, underperforming by 1.98%.

U.S. equities maintained strong momentum during the period, driven largely by artificial intelligence and semiconductor technology, which supported corporate profitability and investor sentiment. Despite reaching record highs, markets experienced periods of volatility, including the Iran conflict, as investors assessed energy prices and slowing labor market data.

During the market drawdown, the Fund provided downside protection through its systematic collar strategy. As equities recovered, the Fund lagged due to its capped upside exposure, a trade-off inherent to its risk-managed approach. However, the strategy helped reduce portfolio volatility and drawdown risk.

Looking ahead, the Fund will continue providing exposure to U.S. large-cap equities while seeking to manage downside volatility through its options overlay.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Hedged Equity ETF - NAV	Bloomberg US EQ:FI 60:40 Index	S&P 500 TR Index
11/1/21	$10,000	$10,000	$10,000
12/31/21	$10,251	$10,168	$10,357
6/30/22	$9,254	$8,449	$8,290
12/31/22	$9,389	$8,454	$8,481
6/30/23	$10,425	$9,398	$9,914
12/31/23	$10,961	$10,010	$10,711
6/30/24	$12,101	$10,873	$12,349
12/31/24	$12,968	$11,529	$13,391
6/30/25	$13,326	$12,186	$14,221
12/31/25	$14,275	$13,121	$15,785
6/30/26	$15,011	$13,967	$17,396

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 11/1/2021
Simplify Hedged Equity ETF - NAV	12.64%	9.11%
S&P 500 TR Index	22.32%	12.61%
Bloomberg US EQ:FI 60:40 Index	14.62%	7.43%

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 313,675,331
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,283,533
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$313,675,331
Total number of portfolio holdings	5
Total advisory fee paid	$1,283,533
Portfolio turnover rate	1%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	100.7%
Purchased Options	0.7%
Money Market Funds	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(1.4)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000233895
Shareholder Report [Line Items]
Fund Name	Simplify High Yield ETF
Class Name	Simplify High Yield ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify High Yield ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify High Yield ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned -1.88%, compared with 5.74% for the ICE BofA U.S. High Yield Index, underperforming by 7.62%.

High-yield spreads were relatively stable during the period, beginning at 3.21% and ending at 2.94%, though they moved through a wide range. Spreads reached a post-global financial crisis low of 2.74% in January before widening following the onset of the Iran conflict. The Fund’s defensive positioning weighed on relative performance. In particular, the embedded credit hedge overlay (“Quality minus Junk,” or “Q-J”) detracted as enthusiasm for artificial intelligence favored lower-quality technology companies over higher-quality names. Short positions in investment-grade and high-yield credit default swap indices also detracted.

Looking ahead, the Fund remains defensively positioned given tight high-yield spreads relative to underlying credit fundamentals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify High Yield ETF - NAV	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
2/14/22	$10,000	$10,000	$10,000
6/30/22	$9,027	$9,335	$9,002
12/31/22	$9,200	$9,058	$9,297
6/30/23	$9,636	$9,248	$9,800
12/31/23	$10,347	$9,559	$10,548
6/30/24	$10,775	$9,491	$10,824
12/31/24	$11,239	$9,678	$11,413
6/30/25	$12,241	$10,068	$11,933
12/31/25	$12,224	$10,385	$12,384
6/30/26	$12,010	$10,449	$12,618

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 2/14/2022
Simplify High Yield ETF - NAV	-1.88%	4.28%
Bloomberg U.S. Aggregate Bond Index	3.79%	1.01%
ICE BofA US High Yield Index	5.74%	5.46%

Performance Inception Date	Feb. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 393,543,151
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,038,220
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$393,543,151
Total number of portfolio holdings	8
Total advisory fee paid	$1,038,220
Portfolio turnover rate	55%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	74.9%
U.S. Treasury Bills	25.5%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.7)%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2026, at https://www.simplify.us/resources or upon request at (855) 772-8488.

Effective September 2, 2025, the Board of Trustees approved a change to the Fund's non-fundamental investment objective. The Fund's investment objective was changed from "seeks to maximize current income by investing primarily in high-yield bonds through swaps on exchange traded funds while mitigating credit risk" to "seeks to maximize total return."

C000227299
Shareholder Report [Line Items]
Fund Name	Simplify Interest Rate Hedge ETF
Class Name	Simplify Interest Rate Hedge ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Interest Rate Hedge ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Interest Rate Hedge ETF	$47	0.50%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned -11.44%, compared with 2.54% for the ICE U.S. Treasury 20+ Year Bond Index, underperforming by 13.98%.

The primary reason for the underperformance was the Fund's position in long-term expiry (five- to seven-year) over-the-counter payer swaptions, which function similarly to long-term put options on the 20-year rate. These positions underperformed despite increases in forward interest rates, as gains from higher rates were offset by declines in implied volatility.

Looking ahead, increases in forward rates and implied volatility would potentially benefit performance, while declines in either would create a headwind. The future path of interest rates and volatility remains difficult to predict.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Interest Rate Hedge ETF - NAV	Bloomberg U.S. Aggregate Bond Index	ICE US Treasury 20+ Year Bond Index TR
5/10/21	$10,000	$10,000	$10,000
6/30/21	$8,111	$10,095	$10,478
12/31/21	$7,489	$10,101	$10,885
6/30/22	$11,452	$9,056	$8,527
12/31/22	$14,523	$8,787	$7,506
6/30/23	$12,981	$8,971	$7,805
12/31/23	$15,133	$9,273	$7,669
6/30/24	$18,534	$9,207	$7,247
12/31/24	$20,650	$9,389	$7,076
6/30/25	$21,549	$9,766	$7,269
12/31/25	$20,883	$10,074	$7,380
6/30/26	$19,084	$10,137	$7,453

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	5 Years	Since inception 5/10/2021
Simplify Interest Rate Hedge ETF - NAV	-11.44%	18.66%	13.40%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	0.26%
ICE US Treasury 20+ Year Bond Index TR	2.54%	-6.59%	-5.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 175,805,774
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 862,155
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$175,805,774
Total number of portfolio holdings	21
Total advisory fee paid	$862,155
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	73.5%
U.S. Exchange-Traded Funds	21.4%
Money Market Funds	0.4%
Purchased Swaptions	(10.6)%
Other Assets in Excess of Liabilities	15.3%
Total	100.0%

Material Fund Change [Text Block]
C000230231
Shareholder Report [Line Items]
Fund Name	Simplify Intermediate Term Treasury Futures Strategy ETF
Class Name	Simplify Intermediate Term Treasury Futures Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Intermediate Term Treasury Futures Strategy ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Intermediate Term Treasury Futures Strategy ETF	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned -1.64%, compared with 2.54% for the ICE U.S. Treasury 20+ Year Bond Index, underperforming by 4.18%.

The primary drivers of return were the Fund's long position in the most liquid, near-to-expiry 10-year U.S. Treasury futures contracts and holdings of short-term U.S. Government securities and cash. Rising intermediate-term rates during the period, driven in part by renewed inflation concerns following the Iran conflict, negatively impacted the Fund’s leveraged positioning.

Looking ahead, the Fund's performance will depend on interest rate movements. Rising intermediate rates would generally be harmful, while declining rates and curve steepening would be potentially beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Intermediate Term Treasury Futures Strategy ETF - NAV	Bloomberg U.S. Aggregate Bond Index	ICE US Treasury 20+ Year Bond Index TR
9/27/21	$10,000	$10,000	$10,000
12/31/21	$9,944	$9,974	$10,187
6/30/22	$7,353	$8,942	$7,981
12/31/22	$6,238	$8,677	$7,026
6/30/23	$6,132	$8,858	$7,305
12/31/23	$6,078	$9,156	$7,177
6/30/24	$5,646	$9,091	$6,783
12/31/24	$5,468	$9,271	$6,623
6/30/25	$6,121	$9,644	$6,803
12/31/25	$6,291	$9,948	$6,907
6/30/26	$6,020	$10,009	$6,976

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 9/27/2021
Simplify Intermediate Term Treasury Futures Strategy ETF - NAV	-1.64%	-10.12%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.02%
ICE US Treasury 20+ Year Bond Index TR	2.54%	-7.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 66,256,461
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 175,690
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$66,256,461
Total number of portfolio holdings	2
Total advisory fee paid	$175,690
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.2%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	0.7%
Total	100.0%

Material Fund Change [Text Block]
C000246389
Shareholder Report [Line Items]
Fund Name	Simplify MBS ETF
Class Name	Simplify MBS ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify MBS ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify MBS ETF	$46	0.15%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 4.18%, compared with 5.21% for the Bloomberg U.S. Mortgage Backed Securities Index, underperforming by 1.03%.

The Fund invested in current coupon agency mortgage-backed securities through To-Be-Announced ("TBA") contracts in the over-the-counter market. These positions generate mortgage interest, incur financing costs, and experience mark-to-market gains and losses as interest rates change. Mortgage rates remained volatile but above 6.1%, supporting attractive yield generation. Because TBA positions provide notional exposure, cash can be invested in short-term U.S. Government securities to generate additional income.

Looking ahead, the Fund’s performance will remain sensitive to changes in mortgage rates and short-term financing costs. These factors are influenced by interest rate expectations, market volatility, and supply-demand dynamics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify MBS ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
11/6/23	$10,000	$10,000	$10,000
12/31/23	$10,367	$10,656	$10,713
6/30/24	$10,424	$10,581	$10,609
12/31/24	$10,595	$10,790	$10,842
6/30/25	$10,999	$11,223	$11,300
12/31/25	$11,425	$11,577	$11,772
6/30/26	$11,459	$11,649	$11,889

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 11/6/2023
Simplify MBS ETF - NAV	4.18%	5.28%
Bloomberg U.S. Aggregate Bond Index	3.79%	5.93%
Bloomberg U.S. Mortgage Backed Securities Index	5.21%	6.75%

Performance Inception Date	Nov. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,545,348,368
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 2,382,906
InvestmentCompanyPortfolioTurnover	1639.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$1,545,348,368
Total number of portfolio holdings	13
Total advisory fee paid	$2,382,906
Portfolio turnover rate	1639%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Government Agency Mortgage Backed Securities	101.3%
U.S. Exchange-Traded Funds	94.6%
U.S. Treasury Bills	5.3%
Money Market Funds	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(101.2)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2026, at https://www.simplify.us/resources or upon request at (855) 772-8488.

Effective September 2, 2025, the Board of Trustees approved a change to the Fund's non-fundamental investment objective. The Fund's investment objective was changed from "seeks to provide total return, consistent with preservation of capital and prudent investment management" to "seeks to maximize total return."

C000249114
Shareholder Report [Line Items]
Fund Name	Simplify Next Intangible Core Index ETF
Class Name	Simplify Next Intangible Core Index ETF
No Trading Symbol [Flag]	true
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Next Intangible Core Index ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Next Intangible Core Index ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 13.87%, compared with 14.39% for the Next Intangible Core Index, underperforming by 0.52%.

The Fund generated double-digit positive returns in Energy, Industrials, Health Care, Information Technology, Consumer Staples, and Materials, while Communication Services, Consumer Discretionary, Financials, and Real Estate generated negative returns. Performance lagged the benchmark primarily due to transaction costs associated with index rebalancing.

Looking ahead, the Fund will continue seeking companies with high intangible capital-to-book asset ratios within their respective sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Next Intangible Core Index ETF - NAV	S&P 500 TR Index	Next Intangible Core Index TR (USD)
4/15/24	$10,000	$10,000	$10,000
6/30/24	$10,503	$10,819	$10,505
12/31/24	$11,635	$11,732	$11,682
6/30/25	$12,809	$12,460	$12,943
12/31/25	$13,566	$13,830	$13,715
6/30/26	$14,586	$15,241	$14,805

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 4/15/2024
Simplify Next Intangible Core Index ETF - NAV	13.87%	18.64%
S&P 500 TR Index	22.32%	21.03%
Next Intangible Core Index TR (USD)	14.39%	19.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 40,926,875
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 76,311
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$40,926,875
Total number of portfolio holdings	202
Total advisory fee paid	$76,311
Portfolio turnover rate	30%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
Common Stocks	99.8%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000238444
Shareholder Report [Line Items]
Fund Name	Simplify Short Term Treasury Futures Strategy ETF
Class Name	Simplify Short Term Treasury Futures Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Short Term Treasury Futures Strategy ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Short Term Treasury Futures Strategy ETF	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned -4.16%, compared with 2.74% for the ICE U.S. Treasury 7–10 Year Bond Index, underperforming by 6.90%.

The primary drivers of return were the Fund’s long position in the most liquid, near-to-expiry 2-year U.S. Treasury futures contracts and holdings of short-term U.S. Government securities and cash. A long Treasury futures position earned returns on the cheapest-to-deliver bond while paying a short-term financing rate. Although the strategy no longer faced the headwind of an inverted yield curve (when short-term interest rates were higher than longer-term interest rates), rising 2-year rates during the period negatively impacted the Fund’s leveraged exposure as inflation concerns increased following the Iran conflict.

Looking ahead, the Fund’s performance will depend on interest rate movements. Rising front-end rates and renewed curve inversions would generally be harmful, while declining rates accompanied by curve steepening would be beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Short Term Treasury Futures Strategy ETF - NAV	Bloomberg U.S. Aggregate Bond Index	ICE US Treasury 7-10 Year Bond Index
11/14/22	$10,000	$10,000	$10,000
12/31/22	$9,940	$10,146	$10,081
6/30/23	$9,303	$10,358	$10,244
12/31/23	$9,725	$10,707	$10,422
6/30/24	$9,179	$10,631	$10,277
12/31/24	$9,380	$10,841	$10,366
6/30/25	$9,917	$11,277	$10,920
12/31/25	$10,064	$11,632	$11,215
6/30/26	$9,505	$11,704	$11,219

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 11/14/2022
Simplify Short Term Treasury Futures Strategy ETF - NAV	-4.16%	-1.39%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.44%
ICE US Treasury 7-10 Year Bond Index	2.74%	3.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 751,044,282
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,491,690
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$751,044,282
Total number of portfolio holdings	7
Total advisory fee paid	$1,491,690
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	86.6%
U.S. Treasury Bills	13.4%
Money Market Funds	1.2%
Liabilities in Excess of Other Assets	(1.2)%
Total	100.0%

Material Fund Change [Text Block]
C000259297
Shareholder Report [Line Items]
Fund Name	Simplify Target 15 Distribution ETF
Class Name	Simplify Target 15 Distribution ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Target 15 Distribution ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Target 15 Distribution ETF	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 13.56%, compared with 22.32% for its benchmark, the S&P 500 TR Index, underperforming by (8.76%).

The strategy’s income generation continued to be driven by Treasury yields and premium capture from writing barrier options. The portfolio also benefited from its auto-call feature during a period of rising equity markets. Relative performance remained consistent with expectations, supporting the strategy’s income-oriented objective.

Looking ahead, we believe the Fund is well positioned for investors seeking higher income than traditional fixed income with potentially lower risk than equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Target 15 Distribution ETF- NAV	Bloomberg U.S. Aggregate Bond Index	S&P 500 TR Index
4/14/25	$10,000	$10,000	$10,000
6/30/25	$10,799	$10,230	$11,511
9/30/25	$11,291	$10,437	$12,446
12/31/25	$11,675	$10,552	$12,777
3/31/26	$11,300	$10,547	$12,223
6/30/26	$12,264	$10,617	$14,081

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 4/14/2025
Simplify Target 15 Distribution ETF - NAV	13.56%	18.35%
Bloomberg U.S. Aggregate Bond Index	3.79%	5.07%
S&P 500 TR Index	22.32%	32.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 65,253,938
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 478,669
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$65,253,938
Total number of portfolio holdings	6
Total advisory fee paid	$478,669
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	73.8%
U.S. Treasury Bills	27.4%
Money Market Funds	3.9%
Purchased Options	0.1%
Liabilities in Excess of Other Assets	(5.2)%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2026, at https://www.simplify.us/resources or upon request at (855) 772-8488.

Effective September 2, 2025, the Board of Trustees approved a change to the Fund's non-fundamental investment objective. The Fund's investment objective was changed from "seeks to provide high monthly income" to "seeks to provide monthly income."

C000272850
Shareholder Report [Line Items]
Fund Name	Simplify Tax Aware Alternatives ETF
Class Name	Simplify Tax Aware Alternatives ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Tax Aware Alternatives ETF (the "Fund") for the period of May 4, 2026 (commencement of operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Tax Aware Alternatives ETF	$2Footnote Reference(1)	0.15%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period May 4, 2026 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Expenses Paid, Amount	$ 2	[3]
Expense Ratio, Percent	0.15%	[4]
Expenses Short Period Footnote [Text Block]	Based on the period May 4, 2026 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Since its inception on May 4, 2026, the Fund returned -4.94%, compared with 0.55% for the ICE BofA 3-Month Treasury Bill Index, underperforming by 5.49%.

Given the short performance period, risk assets performed well, creating a headwind for the Fund’s exposure to alternatives, including Simplify Managed Futures Strategy ETF and Simplify Gold Strategy ETF. Simplify Currency Strategy ETF and Simplify Hedged Equity ETF provided a partial offset through positive returns over the period.

Looking ahead, we believe the Fund's diversified return streams can help investors build more resilient portfolios and reduce reliance on traditional stock and bond returns. The strategy is designed to provide diversification during periods of equity market weakness

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Tax Aware Alternatives ETF- NAV	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3 Month US Treasury Bill Index
5/4/26	$10,000	$10,000	$10,000
6/30/26	$9,506	$10,076	$10,055

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since inception 5/4/2026
Simplify Tax Aware Alternatives ETF - NAV	-4.94%
Bloomberg U.S. Aggregate Bond Index	0.76%
ICE BofA 3 Month US Treasury Bill Index	0.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,371,539
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 564
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$2,371,539
Total number of portfolio holdings	3
Total advisory fee paid	$564
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	104.2%
Money Market Funds	1.6%
Liabilities in Excess of Other Assets	(5.8)%
Total	100.0%

Material Fund Change [Text Block]
C000272852
Shareholder Report [Line Items]
Fund Name	Simplify Tax Aware Diversified Income Strategy ETF
Class Name	Simplify Tax Aware Diversified Income Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Tax Aware Diversified Income Strategy ETF (the "Fund") for the period of May 4, 2026 (commencement of operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Tax Aware Diversified Income Strategy ETF	$2Footnote Reference(1)	0.14%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period May 4, 2026 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Expenses Paid, Amount	$ 2	[5]
Expense Ratio, Percent	0.14%	[6]
Expenses Short Period Footnote [Text Block]	Based on the period May 4, 2026 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Since its inception on May 4, 2026, the Fund returned 1.71%, compared with 0.76% for its benchmark, the Bloomberg U.S. Aggregate Bond Index, outperforming by 0.95%.

Given the short performance period, income assets were slightly positive. The Fund’s exposure to Simplify Managed Futures Strategy ETF and Simplify Gold Strategy ETF was the primary headwind, while Simplify Currency Strategy ETF and Simplify Barrier Income ETF provided an offset through positive returns over the period.

Looking ahead, we believe the Fund's diversified portfolio of high-income strategies can help investors reduce reliance on traditional bond exposures, including credit and interest rate risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Tax Aware Diversified Income Strategy ETF- NAV	Bloomberg U.S. Aggregate Bond Index
5/4/26	$10,000	$10,000
6/30/26	$10,171	$10,076

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since inception 5/4/2026
Simplify Tax Aware Diversified Income Strategy ETF - NAV	1.71%
Bloomberg U.S. Aggregate Bond Index	0.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,537,821
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 578
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$2,537,821
Total number of portfolio holdings	3
Total advisory fee paid	$578
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	97.4%
Money Market Funds	1.5%
Other Assets in Excess of Liabilities	1.1%
Total	100.0%

Material Fund Change [Text Block]
C000238457
Shareholder Report [Line Items]
Fund Name	Simplify Treasury Option Income ETF
Class Name	Simplify Treasury Option Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Treasury Option Income ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Treasury Option Income ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 6.11%, compared with 3.84% for the ICE BofA U.S. 3-Month Treasury Bill Index, outperforming by 2.27%.

The option-selling strategy in the Fund faced challenges during the 2025 tariff-related market volatility. However, periods of market stress typically increased option premiums, creating more attractive opportunities to generate income. As interest rates stabilized and moved back toward recent ranges, higher premiums supported the Fund’s yield and total return. The strategy continued to diversify exposure by laddering option strikes and expirations while actively managing risk. Following the onset of the Iran conflict, the portfolio management team reduced risk and widened option strikes to help preserve capital and limit volatility relative to the index.

Looking ahead, we believe long-term Treasury rates will remain volatile but range-bound amid geopolitical and fiscal uncertainty. Higher volatility may create opportunities to generate additional option income, supporting the Fund's  income-oriented strategy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Treasury Option Income ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1 - 3 Month U.S. Treasury Bill Index	ICE BofA 3 Month US Treasury Bill Index
10/27/22	$10,000	$10,000	$10,000	$10,000
12/31/22	$10,077	$10,253	$10,070	$10,070
6/30/23	$10,327	$10,468	$10,304	$10,297
12/31/23	$10,533	$10,820	$10,587	$10,575
6/30/24	$10,884	$10,743	$10,871	$10,853
12/31/24	$11,293	$10,956	$11,150	$11,130
6/30/25	$11,326	$11,396	$11,387	$11,361
12/31/25	$11,781	$11,755	$11,629	$11,595
6/30/26	$12,019	$11,828	$11,839	$11,797

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 10/27/2022
Simplify Treasury Option Income ETF - NAV	6.11%	5.13%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.68%
Bloomberg 1 - 3 Month U.S. Treasury Bill Index	3.96%	4.70%
ICE BofA 3 Month US Treasury Bill Index	3.84%	4.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 472,139,355
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 1,330,756
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$472,139,355
Total number of portfolio holdings	2
Total advisory fee paid	$1,330,756
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.8%
Money Market Funds	0.0%Footnote Reference†
Other Assets in Excess of Liabilities	0.2%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000220988
Shareholder Report [Line Items]
Fund Name	Simplify US Equity Income ETF
Class Name	Simplify US Equity Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify US Equity Income ETF (formerly, Simplify US Equity PLUS Upside Convexity ETF) (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity Income ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 22.59%, compared with 22.32% for its benchmark, the S&P TR 500 Index (the "Index"), outperforming by 0.27%.

U.S. equities maintained strong momentum during the period, driven by artificial intelligence and semiconductor technology, which supported profitability and investor sentiment. Despite strong market returns, periods of volatility occurred as investors evaluated energy prices and slowing labor market data.

The Fund modestly outperformed the Index, driven by dynamic allocations to long and short call options.

Looking ahead, we believe the Fund is positioned to participate in U.S. equity market growth through its call option strategy while seeking to generate iincome. The Fund’s 12% target distribution rate is designed to provide investors with consistent distributions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify US Equity Income ETF - NAV	S&P 500 TR Index
9/3/20	$10,000	$10,000
12/31/20	$10,877	$10,927
6/30/21	$12,552	$12,593
12/31/21	$14,561	$14,063
6/30/22	$11,047	$11,256
12/31/22	$10,973	$11,516
6/30/23	$12,886	$13,462
12/31/23	$13,986	$14,543
6/30/24	$17,174	$16,767
12/31/24	$17,529	$18,182
6/30/25	$19,097	$19,310
12/31/25	$21,487	$21,433
6/30/26	$23,410	$23,621

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	5 Years	Since inception 9/3/2020
Simplify US Equity Income ETF - NAV	22.59%	13.28%	15.73%
S&P 500 TR Index	22.32%	13.41%	15.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 91,994,449
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 526,280
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$91,994,449
Total number of portfolio holdings	3
Total advisory fee paid	$526,280
Portfolio turnover rate	64%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.6%
Purchased Options	0.3%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus which we expect to be available November 1, 2026 at www.simplify.us/resources or upon request at 1 (855) 772-8488.

Around June 29, 2026 the Fund refined its investment objective and strategy to provide greater focus on generating income. The Fund also changed its name from Simplify US Equity PLUS Upside Convexity ETF to Simplify US Equity Income ETF. The Fund also changed its investment objective from "seeks long-term capital appreciation" to "seeks to generate monthly income in a tax efficient manner with the potential for capital appreciation in rising equity markets."

C000227543
Shareholder Report [Line Items]
Fund Name	Simplify US Equity PLUS Bitcoin Strategy ETF
Class Name	Simplify US Equity PLUS Bitcoin Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify US Equity PLUS Bitcoin Strategy ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Bitcoin Strategy ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 14.80%, compared with 22.32% for its benchmark, the S&P 500 TR Index, underperforming by 7.52%.

During the reporting period, the Fund maintained a 10% allocation to VanEck Bitcoin (HODL), which returned -45.5% over the same period and was the primary driver of relative underperformance. Periodic rebalancing to the target allocation added exposure when Bitcoin underperformed and trims exposure when it outperformed, which seeked to capture a rebalancing premium through disciplined, systematic allocation.

Looking ahead, we believe the Fund remains uniquely positioned to provide investors with exposure to U.S. large-cap equities combined with Bitcoin exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify US Equity PLUS Bitcoin Strategy ETF - NAV	S&P 500 TR Index
5/24/21	$10,000	$10,000
6/30/21	$10,146	$10,253
12/31/21	$11,444	$11,450
6/30/22	$8,355	$9,165
12/31/22	$8,247	$9,376
6/30/23	$10,668	$10,960
12/31/23	$12,260	$11,841
6/30/24	$14,860	$13,652
12/31/24	$16,804	$14,804
6/30/25	$18,032	$15,722
12/31/25	$19,571	$17,451
6/30/26	$20,700	$19,232

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	5 Years	Since inception 5/24/2021
Simplify US Equity PLUS Bitcoin Strategy ETF - NAV	14.80%	15.33%	15.33%
S&P 500 TR Index	22.32%	13.41%	13.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 43,571,808
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 287,495
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$43,571,808
Total number of portfolio holdings	3
Total advisory fee paid	$287,495
Portfolio turnover rate	15%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.0%
Money Market Funds	0.7%
Other Assets in Excess of Liabilities	0.3%
Total	100.0%

Material Fund Change [Text Block]
C000220986
Shareholder Report [Line Items]
Fund Name	Simplify US Equity PLUS Convexity ETF
Class Name	Simplify US Equity PLUS Convexity ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify US Equity PLUS Convexity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Convexity ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 11.77%, compared with 22.32% for its benchmark, the S&P 500 TR Index, underperforming by 10.55%.

U.S. equities maintained strong momentum during the period, supported by artificial intelligence and semiconductor technology. However, markets experienced periods of volatility, including the Iran conflict, as investors evaluated energy prices and labor market conditions.

The Fund's dual mandate of participating in upside markets while providing downside protection performed below expectations during the period. Looking ahead, the Fund will continue monetizing and exercising options when appropriate to participate in market gains while seeking to maintain meaningful downside protection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify US Equity PLUS Convexity ETF - NAV	S&P 500 TR Index
9/3/20	$10,000	$10,000
12/31/20	$10,834	$10,927
6/30/21	$12,367	$12,593
12/31/21	$13,976	$14,063
6/30/22	$10,923	$11,256
12/31/22	$10,427	$11,516
6/30/23	$12,088	$13,462
12/31/23	$12,931	$14,543
6/30/24	$15,257	$16,767
12/31/24	$15,794	$18,182
6/30/25	$17,501	$19,310
12/31/25	$18,245	$21,433
6/30/26	$19,560	$23,621

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	5 Years	Since inception 9/3/2020
Simplify US Equity PLUS Convexity ETF - NAV	11.77%	9.60%	12.21%
S&P 500 TR Index	22.32%	13.41%	15.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 111,643,562
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 478,947
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$111,643,562
Total number of portfolio holdings	16
Total advisory fee paid	$478,947
Portfolio turnover rate	4%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	93.6%
U.S. Treasury Bills	5.3%
Purchased Options	0.9%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000220987
Shareholder Report [Line Items]
Fund Name	Simplify US Equity PLUS Downside Convexity ETF
Class Name	Simplify US Equity PLUS Downside Convexity ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify US Equity PLUS Downside Convexity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Downside Convexity ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 10.45%, compared with 22.32% for its benchmark, the S&P 500 TR Index, underperforming by 11.87%.

U.S. equities maintained strong momentum during the period, driven largely by artificial intelligence and semiconductor technology, which supported corporate profitability and investor sentiment. Despite reaching record highs, markets experienced periods of volatility, including the Iran conflict, as investors assessed energy prices and slowing labor market data.

The Fund performed well during the market drawdown beginning in late February, but lagged during the subsequent rebound, consistent with the strategy’s design.

Looking ahead, we will continue actively managing the Fund’s downside convexity profile while seeking to offset costs through its income overlay approach.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify US Equity PLUS Downside Convexity ETF - NAV	S&P 500 TR Index
9/3/20	$10,000	$10,000
12/31/20	$10,798	$10,927
6/30/21	$12,207	$12,593
12/31/21	$13,429	$14,063
6/30/22	$10,818	$11,256
12/31/22	$9,986	$11,516
6/30/23	$11,393	$13,462
12/31/23	$12,088	$14,543
6/30/24	$13,698	$16,767
12/31/24	$14,212	$18,182
6/30/25	$16,216	$19,310
12/31/25	$16,851	$21,433
6/30/26	$17,911	$23,621

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	5 Years	Since inception 9/3/2020
Simplify US Equity PLUS Downside Convexity ETF - NAV	10.45%	7.97%	10.53%
S&P 500 TR Index	22.32%	13.41%	15.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 106,811,528
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 520,620
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$106,811,528
Total number of portfolio holdings	16
Total advisory fee paid	$520,620
Portfolio turnover rate	5%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	95.5%
U.S. Treasury Bills	3.7%
Purchased Options	1.0%
Money Market Funds	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(0.2)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000265327
Shareholder Report [Line Items]
Fund Name	Simplify US Equity PLUS Managed Futures Strategy ETF
Class Name	Simplify US Equity PLUS Managed Futures Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify US Equity PLUS Managed Futures Strategy ETF (the "Fund") for the period of December 8, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Managed Futures Strategy ETF	$6Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period December 8, 2025 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Expenses Paid, Amount	$ 6	[7]
Expense Ratio, Percent	0.10%	[8]
Expenses Short Period Footnote [Text Block]	Based on the period December 8, 2025 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Since its inception on December 8, 2025, the Fund returned 7.43%, compared with 10.26% for its benchmark, the S&P 500 TR Index, underperforming by 2.83%.

The Fund  had a strong start as it  benefited from the CTA overlay, which performed well through the first quarter of 2026. Performance subsequently experienced a drawdown beginning in mid-May, driven by the Fund’s long Brent crude oil position. The position was added in mid-March as supply concerns surrounding the Strait of Hormuz pushed oil prices higher but became a headwind after peace talks eased those concerns and oil prices declined nearly 30%.

Looking ahead, we believe the Fund will continue to provide investors with access to a diversified return stream while helping diversify equity exposure during periods of market stress.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify US Equity PLUS Managed Futures Strategy ETF - NAV	S&P 500 TR Index
12/8/25	$10,000	$10,000
12/31/25	$10,212	$10,005
3/31/26	$10,814	$9,571
6/30/26	$10,743	$11,026

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since inception 12/8/2025
Simplify US Equity PLUS Managed Futures Strategy ETF - NAV	7.43%
S&P 500 TR Index	10.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 163,366,204
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 57,309
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$163,366,204
Total number of portfolio holdings	9
Total advisory fee paid	$57,309
Portfolio turnover rate	21%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	78.5%
U.S. Treasury Bills	32.9%
Money Market Funds	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(11.4)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000263092
Shareholder Report [Line Items]
Fund Name	Simplify VettaFi Private Credit Strategy ETF
Class Name	Simplify VettaFi Private Credit Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify VettaFi Private Credit Strategy ETF (the "Fund") for the period of September 22, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify VettaFi Private Credit Strategy ETF	$53Footnote Reference(1)	0.75%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period September 22, 2025 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Expenses Paid, Amount	$ 53	[9]
Expense Ratio, Percent	0.75%	[10]
Expenses Short Period Footnote [Text Block]	Based on the period September 22, 2025 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Since its inception on September 22, 2025, the Fund returned -16.00%, compared with -9.20% for the VettaFi Private Credit Total Return Index (USD), underperforming by 6.80%.

The private credit environment has been challenging since inception. The primary detractor from relative performance was the Fund’s embedded credit hedge overlay, referred to as “Quality minus Junk,” or “Q-J.” In particular, Quality holdings in technology struggled amid investor concerns about software companies, while Junk holdings, often viewed as beneficiaries of the artificial intelligence investment cycle, performed well.

Looking ahead, we expect continued scrutiny of private credit markets. Defaults have not increased meaningfully, which remains encouraging; however, redemption pressure from less liquid vehicles could continue to weigh on sentiment and returns as funds seek liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify VettaFi Private Credit Strategy ETF- NAV	Bloomberg U.S. Aggregate Bond Index	VettaFi Private Credit Total Return Index (USD)
9/22/25	$10,000	$10,000	$10,000
9/30/25	$9,860	$10,009	$9,823
12/31/25	$9,363	$10,119	$9,810
3/31/26	$8,252	$10,114	$8,777
6/30/26	$8,400	$10,182	$9,080

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since inception 9/22/2025
Simplify VettaFi Private Credit Strategy ETF - NAV	-16.00%
Bloomberg U.S. Aggregate Bond Index	1.82%
VettaFi Private Credit Total Return Index (USD)	-9.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,419,935
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 13,374
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$2,419,935
Total number of portfolio holdings	5
Total advisory fee paid	$13,374
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	79.3%
U.S. Exchange-Traded Funds	20.0%
Money Market Funds	0.7%
Liabilities in Excess of Other Assets	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000236819
Shareholder Report [Line Items]
Fund Name	Simplify Bitcoin Strategy ETF
Class Name	Simplify Bitcoin Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Bitcoin Strategy ETF (formerly, Simplify Bitcoin Strategy PLUS Income ETF ) (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Bitcoin Strategy ETF	$89	1.31%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned -64.85%, compared with -45.35% for the Nasdaq Bitcoin Reference Price Index, underperforming by 19.50%.

The primary driver of performance was the significant decline in Bitcoin prices. Because the Fund seeks leveraged exposure to Bitcoin, returns reflected the amplified impact of the underlying market decline.

Looking ahead, the Fund has transitioned to an options-based leverage overlay combined with its core Bitcoin futures exposure. This approach is designed to provide more efficient upside participation while seeking to limit downside exposure. We believe the updated structure will enhance return stability while maintaining the Fund’s risk management objectives.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Bitcoin Strategy ETF - NAV	S&P 500 TR Index	Nasdaq Bitcoin Reference Price Index (USD) 09-29-22
9/29/22	$10,000	$10,000	$10,000
12/31/22	$8,693	$10,595	$8,511
6/30/23	$15,816	$12,384	$15,648
12/31/23	$21,172	$13,380	$21,544
6/30/24	$29,106	$15,426	$30,899
12/31/24	$40,339	$16,727	$47,964
6/30/25	$50,781	$17,765	$55,063
12/31/25	$29,703	$19,718	$44,928
6/30/26	$17,849	$21,731	$30,093

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 9/29/2022
Simplify Bitcoin Strategy ETF - NAV	-64.85%	16.70%
S&P 500 TR Index	22.32%	22.99%
Nasdaq Bitcoin Reference Price Index (USD) 09-29-22	-45.35%	34.14%

Performance Inception Date	Sep. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,394,602
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 360,824
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$23,394,602
Total number of portfolio holdings	6
Total advisory fee paid	$360,824
Portfolio turnover rate	106%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	433.1%
U.S. Exchange-Traded Funds	69.3%
Purchased Options	0.9%
Liabilities in Excess of Other Assets	(403.3)%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2026, at https://www.simplify.us/resources or upon request at (855) 772-8488.

Effective May 22, 2026, the Fund changed its name from "Simplify Bitcoin Strategy PLUS Income ETF" to "Simplify Bitcoin Strategy ETF."

Also effective May 22, 2026, the Fund added a risk reversal to its option sub-strategy and removed more general descriptions of its option sub-strategy.

C000270793
Shareholder Report [Line Items]
Fund Name	Simplify DBi CTA Managed Futures Index ETF
Class Name	Simplify DBi CTA Managed Futures Index ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify DBi CTA Managed Futures Index ETF (the "Fund") for the period of February 17, 2026 (commencement of operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund's cost since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify DBi CTA Managed Futures Index ETF	$7Footnote Reference(1)	0.20%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period February 17, 2026 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Expenses Paid, Amount	$ 7	[11]
Expense Ratio, Percent	0.20%	[12]
Expenses Short Period Footnote [Text Block]	Based on the period February 17, 2026 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Since its inception on February 17, 2026, the Fund returned 2.32%, compared with 2.71% fo the DBi CTA Managed Futures Index, underperforming by 0.39%.

The Fund is an indexed strategy designed to closely track the performance of the DBi CTA Managed Futures Index. The primary sources of performance difference were ETF expenses and the financing costs associated with accessing index returns through a total return swap rather than directly holding futures contracts. Trend following was challenging during the second quarter, which represents the primary period reflected in performance. Crude oil and emerging market equities were key contributors.

Looking ahead, geopolitical and macroeconomic risks are expected to remain elevated. The Fund will continue seeking absolute returns and diversification from traditional stocks and bonds through dynamic positioning across global markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify DBi CTA Managed Futures Index ETF- NAV	Bloomberg U.S. Aggregate Bond Index	DBi CTA MF Index - 02172026
2/17/26	$10,000	$10,000	$9,998
3/31/26	$10,001	$9,868	$10,016
6/30/26	$10,232	$9,934	$10,271

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since inception 2/17/2026
Simplify DBi CTA Managed Futures Index ETF - NAV	2.32%
Bloomberg U.S. Aggregate Bond Index	-0.66%
DBi CTA MF Index - 02172026	2.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 31,210,899
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 10,812
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$31,210,899
Total number of portfolio holdings	9
Total advisory fee paid	$10,812
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	100.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000254611
Shareholder Report [Line Items]
Fund Name	Simplify Gold Strategy ETF
Class Name	Simplify Gold Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Gold Strategy ETF (formerly, Simplify Gold Strategy PLUS Income ETF) (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Gold Strategy ETF	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 10.61%, compared with 21.38% for the Solactive Gold Spot Index, underperforming by 10.77%.

During much of the period, the Fund’s leveraged gold exposure participated strongly in the rally in gold prices. However, the subsequent correction in gold, combined with challenging equity market conditions that impacted the Fund’s income-generating overlay, reduced performance over the remainder of the period.

Looking ahead, the Fund has transitioned to an options-based leverage overlay combined with its core gold futures exposure. This approach is designed to provide more efficient upside participation while seeking to limit downside exposure. We believe the updated structure will enhance return stability while maintaining the Fund’s risk management objectives.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Gold Strategy ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Solactive Gold Spot Index ER USD Index
12/2/24	$10,000	$10,000	$10,000
12/31/24	$9,585	$9,830	$9,946
3/31/25	$11,640	$10,103	$11,844
6/30/25	$13,974	$10,225	$12,544
9/30/25	$16,844	$10,433	$14,632
12/31/25	$19,323	$10,548	$16,352
3/31/26	$18,879	$10,543	$17,757
6/30/26	$15,456	$10,613	$15,226

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 12/2/2024
Simplify Gold Strategy ETF - NAV	10.61%	31.84%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.85%
Solactive Gold Spot Index ER USD Index	21.38%	30.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 37,110,993
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 231,441
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$37,110,993
Total number of portfolio holdings	8
Total advisory fee paid	$231,441
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	119.5%
U.S. Exchange-Traded Funds	55.2%
Money Market Funds	0.1%
Purchased Options	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(74.8)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2026, at https://www.simplify.us/resources or upon request at (855) 772-8488.

Effective May 29, 2026, the Fund changed its name from "Simplify Gold Strategy PLUS Income ETF" to "Simplify Gold Strategy ETF."

Also effective May 29, 2026, the Fund expanded the types of instruments it uses to capture gold-related returns.

C000243093
Shareholder Report [Line Items]
Fund Name	Simplify Multi-QIS Alternative ETF
Class Name	Simplify Multi-QIS Alternative ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Multi-QIS Alternative ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Multi-QIS Alternative ETF	$74.9	1.03%

Expenses Paid, Amount	$ 74.9
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned -54.13%, compared with 3.84% for the ICE BofA U.S. 3-Month Treasury Bill Index, underperforming by 57.97%.

The Fund continued to underperform on both an absolute and relative basis. Fourth quarter 2025 performance was negatively impacted by the Quality minus Junk credit hedge overlay, as lower-quality stocks rallied while higher-quality software companies came under pressure.

Although the updated the Fund process relied less on bank swaps and more on internal strategies and management, performance has not improved. Key detractors included the short junk stock overlay, risk reversals, and exposure to Simplify Managed Futures Strategy ETF during the second quarter of 2026.

Looking ahead, the portfolio management team will continue to pursue the Fund’s objective of seeking to provide positive absolute returns and income as market conditions evolve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Multi-QIS Alternative ETF - NAV	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3 Month US Treasury Bill Index
7/10/23	$10,000	$10,000	$10,000
12/31/23	$10,237	$10,437	$10,259
6/30/24	$10,478	$10,362	$10,529
12/31/24	$10,218	$10,567	$10,797
6/30/25	$9,441	$10,992	$11,021
12/31/25	$6,445	$11,339	$11,248
6/30/26	$4,330	$11,409	$11,444

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 7/10/2023
Simplify Multi-QIS Alternative ETF - NAV	-54.13%	-24.52%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.53%
ICE BofA 3 Month US Treasury Bill Index	3.84%	4.64%

Performance Inception Date	Jul. 10, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 38,656,004
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 619,308
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$38,656,004
Total number of portfolio holdings	15
Total advisory fee paid	$619,308
Portfolio turnover rate	160%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	61.7%
U.S. Exchange-Traded Funds	46.2%
Money Market Funds	9.0%
Purchased Options	0.2%
Liabilities in Excess of Other Assets	(17.1)%
Total	100.0%

Material Fund Change [Text Block]
C000227300
Shareholder Report [Line Items]
Fund Name	Simplify Volatility Premium ETF
Class Name	Simplify Volatility Premium ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Volatility Premium ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Volatility Premium ETF	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 7.46%, compared with 22.32% for its benchmark, the S&P 500 TR Index, underperforming by 14.86%.

Over the past year, the Fund navigated a demanding market environment as its systematic volatility-harvesting framework faced headwinds from episodic surges in market volatility, most notably during the first half of 2026. Performance was further detracted by a strategic allocation to the Simplify Multi-QIS Alternative ETF (QIS), which exerted a -5.0% drag on overall returns as the underlying QIS strategy experienced a severe -54.1% drawdown during the period.

Looking ahead, we believe the Fund is strategically positioned to capitalize on structural inefficiencies in volatility markets by selling options where implied volatility is elevated and buying where it's undervalued. We believe the Fund remains well-placed to extract risk premia in a risk-managed framework, reinforcing its role as a structural volatility strategy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Volatility Premium ETF - NAV	S&P 500 TR Index
5/12/21	$10,000	$10,000
6/30/21	$10,805	$10,599
12/31/21	$11,436	$11,836
6/30/22	$10,132	$9,474
12/31/22	$10,914	$9,693
6/30/23	$12,476	$11,330
12/31/23	$13,429	$12,241
6/30/24	$14,353	$14,113
12/31/24	$14,392	$15,303
6/30/25	$13,923	$16,253
12/31/25	$14,753	$18,040
6/30/26	$14,961	$19,881

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	5 Years	Since inception 5/12/2021
Simplify Volatility Premium ETF - NAV	7.46%	6.73%	8.16%
S&P 500 TR Index	22.32%	13.41%	14.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 540,887,086
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,326,399
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$540,887,086
Total number of portfolio holdings	35
Total advisory fee paid	$3,326,399
Portfolio turnover rate	31%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	125.6%
U.S. Exchange-Traded Funds	53.0%
Money Market Funds	2.1%
Purchased Options	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(80.7)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000243094
Shareholder Report [Line Items]
Fund Name	Simplify Opportunistic Income ETF
Class Name	Simplify Opportunistic Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Opportunistic Income ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Opportunistic Income ETF	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 4.36%, compared with 4.13% for the Bloomberg U.S. Universal Total Return Index, outperforming by 0.23%.

The Fund’s modest outperformance was driven primarily by security selection, particularly within REITs, AI-related convertible bonds, and asset-backed securities. These gains were partially offset by Treasury futures positioning and losses from credit hedging.

Looking ahead, we remain constructive on risk assets, although the economic outlook remains uncertain. The Fund will continue focusing on individual security opportunities across its broad investment universe.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Opportunistic Income ETF - NAV	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index	Bloomberg U.S. Universal Total Return Index
6/26/23	$10,000	$10,000	$10,000	$10,000
6/30/23	$10,004	$9,958	$10,077	$9,965
12/31/23	$10,526	$10,293	$10,846	$10,340
6/30/24	$10,510	$10,219	$11,130	$10,311
12/31/24	$11,045	$10,421	$11,735	$10,551
6/30/25	$10,882	$10,840	$12,269	$10,983
12/31/25	$11,003	$11,182	$12,733	$11,351
6/30/26	$11,357	$11,251	$12,974	$11,439

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 6/26/2023
Simplify Opportunistic Income ETF - NAV	4.36%	4.31%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.99%
ICE BofA US High Yield Index	5.74%	9.03%
Bloomberg U.S. Universal Total Return Index	4.13%	4.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 36,268,308
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 557,118
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$36,268,308
Total number of portfolio holdings	44
Total advisory fee paid	$557,118
Portfolio turnover rate	108%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
Common Stocks	40.7%
Asset Backed Securities	17.7%
Preferred Stocks	15.6%
Corporate Bonds	10.4%
Foreign Bonds	5.3%
U.S. Treasury Bills	5.2%
Mortgage Backed Securities	1.4%
Money Market Funds	1.2%
Purchased Options	1.0%
Term Loans	0.0%Footnote Reference†
Other Assets in Excess of Liabilities	1.5%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000238807
Shareholder Report [Line Items]
Fund Name	Simplify Propel Opportunities ETF
Class Name	Simplify Propel Opportunities ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Propel Opportunities ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Propel Opportunities ETF	$312	2.58%

Expenses Paid, Amount	$ 312
Expense Ratio, Percent	2.58%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 41.48%, compared with 22.06% for the MSCI USA IMI/Health Care Net (USD) Index (the "Index"), outperforming by 19.42%.

The Fund maintains a higher allocation to early-stage and small/mid-cap (SMID) companies than the Index. SMID healthcare companies generally outperformed large-cap healthcare companies during the period. Positive contributors included Plains GP Holdings, Achieve Life Sciences, Corcept Therapeutics, and Compass Pathways.

Looking ahead, while we expect continued volatility among SMID healthcare companies relative to the broader market, we believe company-specific catalysts and increased M&A activity could potentially support future outperformance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Propel Opportunities ETF - NAV	S&P 500 TR Index	MSCI USA IMI/Health Care Net (USD) Index
2/7/23	$10,000	$10,000	$10,000
6/30/23	$9,503	$10,766	$10,034
12/31/23	$9,566	$11,631	$10,321
6/30/24	$11,144	$13,409	$11,014
12/31/24	$8,588	$14,540	$10,552
6/30/25	$8,838	$15,442	$10,390
12/31/25	$10,744	$17,140	$12,125
6/30/26	$12,504	$18,890	$12,683

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 2/7/2023
Simplify Propel Opportunities ETF - NAV	41.48%	6.81%
S&P 500 TR Index	22.32%	20.63%
MSCI USA IMI/Health Care Net (USD) Index	22.06%	7.26%

Performance Inception Date	Feb. 07, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 77,256,299
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,834,216
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$77,256,299
Total number of portfolio holdings	37
Total advisory fee paid	$1,834,216
Portfolio turnover rate	62%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	76.8%
Common Stocks	51.9%
Limited Partnership	40.0%
Warrants	5.4%
Corporate Bonds	1.1%
Liabilities in Excess of Other Assets	(75.2)%
Total	100.0%

Material Fund Change [Text Block]
C000223058
Shareholder Report [Line Items]
Fund Name	Simplify Volt TSLA Revolution ETF
Class Name	Simplify Volt TSLA Revolution ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Volt TSLA Revolution ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Volt TSLA Revolution ETF	$94	0.96%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned -2.87%, compared with 22.32% for its benchmark, the S&P 500 Index, underperforming by 25.19%.

The Fund’s allocation and income overlay were less effective than in prior years, contributing to relative underperformance.

Looking ahead, we anticipate continued momentum in the broader autonomous driving sector. Through active management and a risk-managed options overlay, the Fund is positioned to participate in potential upside while seeking to enhance income generation and manage downside risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Volt TSLA Revolution ETF - NAV	S&P 500 TR Index
12/28/20	$10,000	$10,000
12/31/20	$10,456	$10,057
6/30/21	$9,466	$11,591
12/31/21	$12,382	$12,944
6/30/22	$7,297	$10,361
12/31/22	$4,810	$10,600
6/30/23	$7,258	$12,391
12/31/23	$7,699	$13,387
6/30/24	$8,852	$15,434
12/31/24	$19,185	$16,736
6/30/25	$19,732	$17,774
12/31/25	$19,826	$19,728
6/30/26	$19,165	$21,742

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	5 Years	Since inception 12/28/2020
Simplify Volt TSLA Revolution ETF - NAV	-2.87%	15.15%	12.55%
S&P 500 TR Index	22.32%	13.41%	15.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 18,697,353
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 264,903
InvestmentCompanyPortfolioTurnover	441.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$18,697,353
Total number of portfolio holdings	18
Total advisory fee paid	$264,903
Portfolio turnover rate	441%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	44.9%
Money Market Funds	28.1%
Common Stocks	23.9%
Purchased Options	2.1%
Other Assets in Excess of Liabilities	1.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2026, at https://www.simplify.us/resources or upon request at (855) 772-8488.

Effective September 2, 2025, the Board of Trustees approved a change to the Fund's non-fundamental investment objective. The Fund's investment objective was changed from "seeks to provide capital appreciation" to "seeks long-term capital appreciation."

C000264354
Shareholder Report [Line Items]
Fund Name	Simplify Chinese Commodities Strategy No K-1 ETF
Class Name	Simplify Chinese Commodities Strategy No K-1 ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Chinese Commodities Strategy No K-1 ETF (the "Fund") for the period of January 26, 2026 (commencement of operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Chinese Commodities Strategy No K-1 ETF	$41Footnote Reference(1)	0.99%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period January 26, 2026 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Expenses Paid, Amount	$ 41	[13]
Expense Ratio, Percent	0.99%	[14]
Expenses Short Period Footnote [Text Block]	Based on the period January 26, 2026 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Since its inception on January 26, 2026, the Fund returned -2.88%, compared with 2.97% for the Bloomberg Commodity Total Return Index, underperforming by 5.85%.

The Fund seeks to provide a differentiated source of commodity exposure through access to China’s onshore commodity markets, excluding gold. As a result, the Fund’s performance differed from many U.S. and developed-market commodity strategies and did not participate in the oil rally or subsequent selloff that affected many commodity funds during the second quarter. Since inception, crude oil and methanol were the largest contributors, while silver, coking coal, and aluminum detracted.

Looking ahead, we believe the Fund's exposure to China’s commodity markets can provide investors with an additional source of diversification beyond traditional developed-market commodity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Chinese Commodities Strategy No K-1 ETF- NAV	MSCI China Net Total Return USD Index	Bloomberg Commodity Index Total Return
1/26/26	$10,000	$10,000	$10,000
3/31/26	$10,024	$8,769	$11,202
6/30/26	$9,712	$8,188	$10,297

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since inception 1/26/2026
Simplify Chinese Commodities Strategy No K-1 ETF - NAV	-2.88%
MSCI China Net Total Return USD Index	-18.12%
Bloomberg Commodity Index Total Return	2.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 101,344,227
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 413,585
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$101,344,227
Total number of portfolio holdings	5
Total advisory fee paid	$413,585
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	99.5%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
C000241460
Shareholder Report [Line Items]
Fund Name	Simplify Commodities Strategy No K-1 ETF
Class Name	Simplify Commodities Strategy No K-1 ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Commodities Strategy No K-1 ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Commodities Strategy No K-1 ETF	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 9.83%, compared with 25.46% for the Bloomberg Commodity Total Return Index, underperforming by 15.63%.

The Fund, in mid-March, increased the emphasis on trend following while reducing reliance on fundamental indicators.

The Fund generated strong gains through mid-May before giving them back as its long Brent crude oil position became a headwind after prices declined nearly 30% following peace talks that eased supply concerns surrounding the Strait of Hormuz. Metals (gold and silver) and livestock (live cattle and feeder cattle) were key contributors, while energy (Brent crude) and softs (cocoa) detracted.

Looking ahead, we believe the Fund's asset selection and positioning may help the Fund benefit during cyclical commodity upswings while striving to capture opportunities created by supply-demand imbalances.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Commodities Strategy No K-1 ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg Commodity Index Total Return
3/27/23	$10,000	$10,000	$10,000
3/31/23	$9,956	$10,050	$10,175
6/30/23	$9,914	$9,966	$9,914
9/30/23	$10,250	$9,644	$10,381
12/31/23	$9,497	$10,301	$9,901
3/31/24	$9,611	$10,221	$10,118
6/30/24	$9,977	$10,228	$10,410
9/30/24	$10,510	$10,759	$10,480
12/31/24	$11,298	$10,430	$10,433
3/31/25	$13,121	$10,720	$11,360
6/30/25	$12,024	$10,849	$11,010
9/30/25	$13,029	$11,070	$11,411
12/31/25	$12,976	$11,191	$12,079
3/31/26	$15,496	$11,186	$15,028
6/30/26	$13,205	$11,261	$13,813

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 3/27/2023
Simplify Commodities Strategy No K-1 ETF - NAV	9.83%	8.90%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.71%
Bloomberg Commodity Index Total Return	25.46%	10.42%

Performance Inception Date	Mar. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 81,517,395
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 502,914
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$81,517,395
Total number of portfolio holdings	7
Total advisory fee paid	$502,914
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	75.6%
U.S. Treasury Bills	22.5%
Money Market Funds	2.6%
Liabilities in Excess of Other Assets	(0.7)%
Total	100.0%

Material Fund Change [Text Block]
C000233897
Shareholder Report [Line Items]
Fund Name	Simplify Managed Futures Strategy ETF
Class Name	Simplify Managed Futures Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Managed Futures Strategy ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Managed Futures Strategy ETF	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 1.62%, compared with 18.23% for the SG CTA Index, underperforming by 16.61%.

The Fund, in March 2026, began to place greater emphasis on trend following while reducing the role of additional indicators such as fundamentals, carry, and intermarket signals.

The Fund generated strong gains through mid-May before giving them back as its long Brent crude oil position became a headwind after oil prices declined nearly 30% as Middle East supply concerns eased. Performance was also challenged by sharp market reversals, including tariff-related volatility, interest rate swings, and reversals in metals and livestock. Metals (gold and silver) and livestock (live cattle and feeder cattle) were the largest contributors, while government bonds and energy detracted.

Looking ahead, the Fund continues to seek absolute returns and diversification from traditional investments through dynamic positioning across global markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Managed Futures Strategy ETF - NAV	Bloomberg U.S. Aggregate Bond Index	SG CTA Index
3/8/22	$10,000	$10,000	$10,000
6/30/22	$10,907	$9,292	$10,814
12/31/22	$11,182	$9,016	$10,725
6/30/23	$10,922	$9,205	$10,727
12/31/23	$10,789	$9,515	$10,362
6/30/24	$12,508	$9,447	$11,116
12/31/24	$13,398	$9,634	$10,606
6/30/25	$13,037	$10,021	$9,799
12/31/25	$13,573	$10,337	$10,589
6/30/26	$13,247	$10,401	$11,585

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 3/7/2022
Simplify Managed Futures Strategy ETF - NAV	1.62%	6.73%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.91%
SG CTA Index	18.23%	3.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,506,065,084
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 9,680,257
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$1,506,065,084
Total number of portfolio holdings	12
Total advisory fee paid	$9,680,257
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	81.5%
U.S. Treasury Bills	17.9%
Money Market Funds	2.8%
Liabilities in Excess of Other Assets	(2.2)%
Total	100.0%

Material Fund Change [Text Block]
C000259701
Shareholder Report [Line Items]
Fund Name	Simplify Piper Sandler US Small-Cap PLUS Income ETF
Class Name	Simplify Piper Sandler US Small-Cap PLUS Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Piper Sandler US Small-Cap PLUS Income ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Piper Sandler US Small-Cap PLUS Income ETF	$102	0.90%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 27.16%, compared with 40.78% for its benchmark, the Russell 2000 Total Return Index, underperforming by 13.62%.

The Fund delivered positive double-digit returns across sectors. Stock selection contributed positively across most sectors, with the exception of Information Technology, Health Care, and Materials. Strong investor enthusiasm for artificial intelligence and semiconductor technology created a headwind for relative performance, as many small-cap technology companies lacked profitability. The option-based income overlay detracted approximately 3.5% during the period.

Looking ahead, the portfolio management team will continue applying disciplined business cycle analysis to identify companies positioned to outperform. The Fund’s income overlay is designed to enhance the Fund’s income potential while contributing to total return through a differentiated equity investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Piper Sandler US Small-Cap PLUS Income ETF- NAV	S&P 500 TR Index	Russell 2000 Total Return
4/28/25	$10,000	$10,000	$10,000
6/30/25	$11,025	$11,252	$11,100
9/30/25	$11,413	$12,167	$12,476
12/31/25	$11,925	$12,490	$12,749
3/31/26	$11,603	$11,948	$12,862
6/30/26	$14,020	$13,764	$15,627

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 4/28/2025
Simplify Piper Sandler US Small-Cap PLUS Income ETF - NAV	27.16%	33.40%
Russell 2000 Total Return	40.78%	46.33%
S&P 500 TR Index	22.32%	31.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,874,190
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 52,273
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$6,874,190
Total number of portfolio holdings	156
Total advisory fee paid	$52,273
Portfolio turnover rate	225%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
Common Stocks	93.6%
U.S. Treasury Bills	5.0%
Money Market Funds	0.5%
Purchased Options	0.3%
Other Assets in Excess of Liabilities	0.6%
Total	100.0%

Material Fund Change [Text Block]
C000248321
Shareholder Report [Line Items]
Fund Name	Simplify Tara India Opportunities ETF
Class Name	Simplify Tara India Opportunities ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Tara India Opportunities ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Tara India Opportunities ETF	$68	0.70%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned -5.22%, compared with -12.76% for its benchmark, the MSCI India Net Total Return USD Index, outperforming by 7.54%.

Indian equities were largely unchanged for most of the period, though the Iran conflict and related rupee weakness contributed to a sharp decline in recent months that has only partially reversed. The Fund’s focus on domestically driven companies, with less exposure to stocks influenced by external factors, contributed meaningfully to performance. In particular, its significant underweight to Information Technology and security selection within Consumer Discretionary and Health Care added value.

Looking ahead, India’s fundamental outlook remains constructive, supported by sustained economic growth and contained inflation. Improving IPO activity and more attractive valuations provide additional support, though Foreign Institutional Investor flows remain an important factor to monitor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Tara India Opportunities ETF - NAV	MSCI INDIA INDEX
3/4/24	$10,000	$10,000
6/30/24	$11,229	$10,916
12/31/24	$11,513	$10,385
6/30/25	$11,782	$11,008
12/31/25	$11,631	$10,657
6/30/26	$11,167	$9,603

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 3/4/2024
Simplify Tara India Opportunities ETF - NAV	-5.22%	4.87%
MSCI INDIA INDEX	-12.76%	-1.73%

Performance Inception Date	Mar. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 7,132,994
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 58,641
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$7,132,994
Total number of portfolio holdings	27
Total advisory fee paid	$58,641
Portfolio turnover rate	42%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
Common Stocks	99.1%
Money Market Funds	1.3%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000251042
Shareholder Report [Line Items]
Fund Name	Simplify National Muni Bond ETF
Class Name	Simplify National Muni Bond ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify National Muni Bond ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify National Muni Bond ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 5.65%, compared with 7.03% for the Bloomberg Municipal Bond Index, underperforming by 1.38%.

The primary drivers of return were the Fund’s allocation to an actively managed municipal bond strategy and a risk-managed income-generating options strategy across a range of instruments, including equity, fixed income, and commodity indices, and ETFs. The municipal bond strategy performed strongly and contributed positively, while the options strategy detracted from returns.

Looking ahead, we expect the Fund’s municipal bond strategy performance to be influenced by changes in interest rates and municipal-to-Treasury ratios.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify National Muni Bond ETF- NAV	Bloomberg U.S. Aggregate Bond Index	S&P 500 TR Index	Bloomberg Municipal Bond Index
9/9/24	$10,000	$10,000	$10,000	$10,000
9/30/24	$10,095	$9,990	$10,540	$10,042
12/31/24	$9,843	$9,684	$10,794	$9,920
3/31/25	$9,289	$9,954	$10,333	$9,898
6/30/25	$10,280	$10,074	$11,464	$9,886
9/30/25	$10,562	$10,278	$12,395	$10,182
12/31/25	$10,590	$10,391	$12,724	$10,341
3/31/26	$10,395	$10,387	$12,173	$10,323
6/30/26	$10,860	$10,456	$14,023	$10,581

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 9/9/2024
Simplify National Muni Bond ETF - NAV	5.65%	4.68%
Bloomberg U.S. Aggregate Bond Index	3.79%	2.50%
S&P 500 TR Index	22.32%	20.60%
Bloomberg Municipal Bond Index	7.03%	3.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 48,667,044
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 248,448
InvestmentCompanyPortfolioTurnover	424.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$48,667,044
Total number of portfolio holdings	37
Total advisory fee paid	$248,448
Portfolio turnover rate	424%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
Municipal Bonds	93.5%
Money Market Funds	8.7%
Liabilities in Excess of Other Assets	(2.2)%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2026, at https://www.simplify.us/resources or upon request at (855) 772-8488.

Effective November 1, 2025, the Board of Trustees approved a change to the Fund's non-fundamental investment objective. The Fund's investment objective was changed from "seeks income as a primary investment objective, with a secondary investment objective of capital appreciation" to "seeks to maximize total return."

C000251041
Shareholder Report [Line Items]
Fund Name	Simplify Gamma Emerging Market Bond ETF
Class Name	Simplify Gamma Emerging Market Bond ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Gamma Emerging Market Bond ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Gamma Emerging Market Bond ETF	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 11.85%, compared with 11.74% for its benchmark, the J.P. Morgan EMBI Global Diversified Composite Index, outperforming by 0.11%.

The Fund’s modest outperformance reflected, in part, its narrower focus on Latin America, which outpaced the broader emerging market index. Positioning across sovereign, quasi-sovereign, and corporate issuers in Colombia, Panama, and Mexico also contributed meaningfully.

Looking ahead, the Fund will continue emphasizing careful credit selection. While spreads remain near the lower end of their historical range, country-specific factors remain important. Oil price volatility continues to affect countries differently, benefiting exporters while contributing to inflation pressures elsewhere. Several important elections are also approaching, including Brazil’s presidential election in October.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Gamma Emerging Market Bond ETF - NAV	J.P. Morgan EMBI Global Core Index (USD)	J.P. Morgan EMBI Global Diversified Composite Index - 081224
8/12/24	$10,000	$10,000	$10,000
9/30/24	$10,289	$10,377	$10,355
12/31/24	$10,395	$10,138	$10,154
3/31/25	$10,585	$10,347	$10,382
6/30/25	$10,942	$10,705	$10,727
9/30/25	$11,458	$11,200	$11,237
12/31/25	$11,725	$11,547	$11,606
3/31/26	$11,561	$11,325	$11,460
6/30/26	$12,240	$11,849	$11,991

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 8/12/2024
Simplify Gamma Emerging Market Bond ETF - NAV	11.85%	11.34%
J.P. Morgan EMBI Global Core Index (USD)	10.68%	9.43%
J.P. Morgan EMBI Global Diversified Composite Index - 081224	11.74%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 41,096,897
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 230,367
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$41,096,897
Total number of portfolio holdings	80
Total advisory fee paid	$230,367
Portfolio turnover rate	95%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
Foreign Bonds	96.3%
Corporate Bonds	1.0%
U.S. Treasury Bills	0.8%
Money Market Funds	0.0%Footnote Reference†
Other Assets in Excess of Liabilities	1.9%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at https://www.simplify.us/resources or upon request at (855) 772-8488.

Effective November 1, 2025, the Fund updated its investment objective from "seeks income and capital appreciation" to "seeks to maximize total return."

C000259668
Shareholder Report [Line Items]
Fund Name	Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Class Name	Simplify Kayne Anderson Energy and Infrastructure Credit ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Kayne Anderson Energy and Infrastructure Credit ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Kayne Anderson Energy and Infrastructure Credit ETF	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2026, the Fund returned 8.10%, compared with 5.74% for the ICE BofA U.S. High Yield Index, outperforming by 2.36%.

The Fund’s outperformance reflected, in part, the generally higher yields available in the Energy and Infrastructure Credit sectors where it focuses. Security selection and allocations across a range of security types, including hybrid/preferred securities and high-yield bonds, also contributed positively.

Looking ahead, we believe the Fund remains well positioned to potentially benefit from long-term trends supporting energy demand and the infrastructure required to meet that demand. While the conflict in Iran remains a source of uncertainty, issuers in the portfolio are generally more dependent on infrastructure investment than energy prices themselves.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Kayne Anderson Energy and Infrastructure Credit ETF- NAV	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
5/27/25	$10,000	$10,000	$10,000
6/30/25	$10,256	$10,191	$10,205
9/30/25	$10,636	$10,398	$10,450
12/31/25	$10,792	$10,512	$10,591
3/31/26	$10,767	$10,507	$10,533
6/30/26	$11,087	$10,577	$10,792

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since inception 5/27/2025
Simplify Kayne Anderson Energy and Infrastructure Credit ETF - NAV	8.10%	9.90%
Bloomberg U.S. Aggregate Bond Index	3.79%	5.27%
ICE BofA US High Yield Index	5.74%	7.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 150,456,798
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 413,332
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$150,456,798
Total number of portfolio holdings	38
Total advisory fee paid	$413,332
Portfolio turnover rate	101%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
Corporate Bonds	93.9%
Term Loans	4.1%
Money Market Funds	2.3%
Liabilities in Excess of Other Assets	(0.3)%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at https://www.simplify.us/resources or upon request at (855) 772-8488.

Effective November 1, 2025, the Fund updated its investment objective from "primarily seeks current income and secondarily seeks capital appreciation" to "seeks to maximize total return."

C000259298
Shareholder Report [Line Items]
Fund Name	Simplify Ancorato Target 25 Distribution ETF
Class Name	Simplify Ancorato Target 25 Distribution ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Ancorato Target 25 Distribution ETF (the "Fund") for the period of November 17, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Ancorato Target 25 Distribution ETF	$48Footnote Reference(1)	0.75%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period November 17, 2025 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Expenses Paid, Amount	$ 48	[15]
Expense Ratio, Percent	0.75%	[16]
Expenses Short Period Footnote [Text Block]	Based on the period November 17, 2025 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Since its inception on November 17, 2025, the Fund returned 8.49%, compared with 22.61% for the Nasdaq-100 TOTAL RETURN Index (the "Index"), underperforming by 14.12%.

The strategy’s income generation continues to be driven by Treasury yields and premium capture from writing barrier options on individual stocks. The portfolio also benefited from its auto-call feature amid rising equity markets. The Fund lagged the Index because the Fund generated income by selling barrier options on a select group of approximately 20 stocks, which limited participation in broader market gains.

Looking ahead, we believe the Fund is well positioned for investors seeking higher income than traditional fixed income with lower risk than equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Simplify Ancorato Target 25 Distribution ETF- NAV	S&P 500 TR Index	NASDAQ 100 TOTAL RETURN Index
11/17/25	$10,000	$10,000	$10,000
12/31/25	$10,330	$10,276	$10,191
3/31/26	$9,895	$9,830	$9,598
6/30/26	$10,849	$11,325	$12,261

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since inception 11/17/2025
Simplify Ancorato Target 25 Distribution ETF - NAV	8.49%
S&P 500 TR Index	13.25%
NASDAQ 100 TOTAL RETURN Index	22.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 47,390,332
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 189,326
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$47,390,332
Total number of portfolio holdings	7
Total advisory fee paid	$189,326
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Categories	% of Net Assets
U.S. Treasury Bills	58.9%
U.S. Exchange-Traded Funds	46.5%
Money Market Funds	0.5%
Liabilities in Excess of Other Assets	(5.9)%
Total	100.0%

Material Fund Change [Text Block]

[1]	Based on the period July 14, 2025 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
[2]	Annualized
[3]	Based on the period May 4, 2026 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
[4]	Annualized
[5]	Based on the period May 4, 2026 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
[6]	Annualized
[7]	Based on the period December 8, 2025 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
[8]	Annualized
[9]	Based on the period September 22, 2025 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
[10]	Annualized
[11]	Based on the period February 17, 2026 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
[12]	Annualized
[13]	Based on the period January 26, 2026 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
[14]	Annualized
[15]	Based on the period November 17, 2025 (commencement of operations) through June 30, 2026. Expenses would have been higher if based on the full reporting period.
[16]	Annualized